Oil and Gas Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Oil and Gas Properties [Abstract]
OIL AND GAS PROPERTIES

NOTE 3 — OIL AND GAS PROPERTIES

Net capitalized costs related to the Company’s oil and gas producing activities at June 30, 2026 and December 31, 2025 are as follows:

	June 30,	December 31,
	2026	2025
Leasehold cost	$75,874,552	$75,874,552
Intangibles	11,526,062	9,542,668
Lease and well equipment	4,374,113	3,947,471
Capitalized asset retirement obligation	1,078,670	1,078,670
Total oil and gas properties, successful efforts method	92,853,397	90,443,361
Accumulated depletion	(8,878,750)	(4,951,565)
Oil and gas properties, net	$83,974,647	$85,491,796

The Company recognized depreciation, depletion, and amortization expense totaling $2,136,209 and $458,190 for three months ended June 30, 2026 and 2025, respectively, and $3,927,185 and $555,265 for the six months ended June 30, 2026 and 2025, respectively.

NOTE 3 — OIL AND GAS PROPERTIES

Net capitalized costs related to the Company’s oil and gas producing activities at December 31, 2025 and December 31, 2024 are as follows:

	December 31,	December 31,
	2025	2024
	(As Restated)

Leasehold cost	$75,874,552	$89,612,354
Intangibles	9,542,668	6,336,922
Lease and well equipment	3,947,471	3,442,627
Capitalized asset retirement obligation	1,078,670	893,235
Total oil and gas properties, successful efforts method	90,443,361	100,285,138
Accumulated depreciation, depletion, and amortization	(4,951,565)	(2,759,226)
Oil and gas properties, net	$85,491,796	$97,525,912

Pogo Royalty Purchase, Sale, Termination and Exchange

As previously reported, on February 10, 2025, the Company entered into a Purchase, Sale, Termination and Exchange Agreement (the “PSTE Agreement”), by and among the Company, EON Upstream (f/k/a HNRA Upstream, LLC), which is managed by, and is a subsidiary of, the Company (“OpCo”), EON Partner, Inc. (f/k/a HNRA Partner, Inc.), which is a wholly owned subsidiary of OpCo (“SPAC Subsidiary”), EON Energy, LLC (f/k/a HNRA Royalties, LLC), which is a wholly owned subsidiary of the Company (“EON Energy”), CIC Pogo LP (“CIC”), DenCo Resources, LLC (“DenCo”), Pogo Resources Management, LLC (“Pogo Management”), 4400 Holdings, LLC (“4400”), and Pogo Royalty, LLC (“Pogo Royalty”). Pursuant to the PSTE Agreement, the Company agreed to purchase a 10% overriding royalty interest in existing leases and wells in the Grayburg Jackson Field (“GJF”) (the “Pogo ORRI”) from Pogo Royalty for $13,500,000 (the “Pogo ORRI Purchase Price”), payable in cash at the closing of the transactions contemplated by the PSTE Agreement (the “PTSE Closing”). In addition, at the PTSE Closing, Pogo Royalty agreed to waive all outstanding interest accrued under the promissory note in the aggregate principal amount of $15,000,000 issued to Pogo Royalty (the “Seller Note”), reduce the outstanding principal amount of the Seller Note to $7,000,000, and settle and discharge the Seller Note in exchange for the payment of $7,000,000 in cash (See Note 5). Pogo Royalty further agreed to assign and transfer the 1,500,000 preferred units of OpCo (the “OpCo Preferred Units”), which were convertible into Class B common units of OpCo on November 15, 2025 at a ratio equal to the quotient of $20 divided by the average of the daily VWAP of the Company’s Class A Common Stock, $0.0001 per share (“Class A Common Stock”), during the five trading days prior to conversion, and thereafter were exchangeable for shares of Class A Common Stock on a one-to-one basis, to OpCo in exchange for the issuance by the Company of 1,500,000 shares of Class A Common Stock (the “Share Consideration”) at the PTSE Closing.

On September 9, 2025, the Company entered into an Amendment No. 4 to the PSTE Agreement (“Amendment No. 4”) whereby (i) the Pogo ORRI Purchase Price was reduced from $14,000,000 to $13,675,000, payable in cash at the PTSE Closing, and (ii) the effective date of the transfer of the Pogo ORRI was changed from the first day of the month after the PTSE Closing occurs to the first day of the month in which the Closing occurs.

The PTSE Closing occurred on September 9, 2025. The Company recorded the purchase amount of $13,675,000 as an increase to the leasehold cost basis under ASC 932. The Company reclassified the $17,012,649 book value of the noncontrolling interest associated with the OpCo Preferred Units to additional paid in capital related to the issuance of the Share Consideration with no gain or loss recognized in accordance with ASC 505.

New ORRI Agreement and Conveyance

On September 9, 2025, LHO Operating, LLC, a subsidiary of the Company (“LHO”), entered into an Agreement regarding Overriding Royalty Interest (the “2025 ORRI Agreement”) with an investor (the “ORRI Investor”) wherein two different overriding royalty interests were purchased and sold and agreed to be transferred under an instrument titled Conveyance of Overriding Royalty Interest (the “2025 ORRI Conveyance”). Pursuant to the 2025 ORRI Conveyance executed September 9, 2025, LHO conveyed an overriding royalty interest (each a “2025 ORRI”) in and to certain leasehold interests, hydrocarbons and wells to Investor. The two 2025 ORRIs are as follows: (i) a 15% perpetual overriding royalty interest in existing leases and wells in the Grayburg Jackson Field (“GJF”) (the “Waterflood ORRI”); and (ii) a 5% perpetual overriding royalty interest in the San Andres Formation (as defined in the 2025 ORRI Conveyance) in wells to be drilled by Virtus Energy Assets, LLC (“Virtus”), an affiliate of Virtus Energy partners, LLC under the Farmout Program (defined below) (the Horizontal ORRI”).The San Andres Formation is classified as unproved reserves.

The 2025 ORRI Agreement governs, among other things, the terms of disbursements to be made to the ORRI Investor in connection with the Waterflood ORRI. Pursuant to the 2025 ORRI Agreement, commencing on January 1, 2026, LHO is required to fund, or cause to be funded, qualified petroleum, exploration, development and production activities in an amount not less than $3,000,000 in each year through and including December 1, 2028 (the “Annual Capital Commitment”). If the Annual Capital Commitment is not met, the percentages of the Waterflood ORRI will increase by an amount (expressed in percentage points) equal to the product of (a) (i) 1.0 minus (ii) the amount of qualified expenditures divided by the Annual Capital Commitment, multiplied by (b) 0.02. Furthermore, LHO agreed to execute a conveyance of overriding royalty interests for any subsequently acquired interests in the subject interests, hydrocarbons and leases described in the 2025 ORRI Conveyances.

The ORRI Investor has no right or power to participate in the operations of the GJF as a result of the 2025 ORRI Conveyances. LHO is required to use commercially reasonable efforts to market the subject hydrocarbons and utilize reasonable prudent operator standards in operating the GJF. LHO is not permitted to transfer any of the interests that are subject to the Investor ORRI Conveyance or to assign or delegate any rights or obligations with respect to the 2025 ORRIs without the prior consent of the ORRI Investor (except as described below in the Farmout Program).

In exchange for the 15% Waterflood ORRI in existing leases and wells in GJF, the Company received proceeds of $20,000,000. The Company recorded the sale of the 15% Waterflood ORRI as a reduction in the leasehold cost basis under ASC 932 as the Company retains a full obligation to operate the property without reimbursement from the buyer. As a result the Company recorded a loss of $10,273,710 after reducing the leasehold cost basis.

In exchange for the 5% Horizontal ORRI in the San Andres Formation in wells to be drilled under the Farmout Program, the Company received proceeds of $20,500,000. The Company recorded the sale of the 5% Horizontal ORRI as a gain under ASC 932 as the Company had no cost basis assigned to these unproved reserves.

Virtus Farmout Program

On September 9, 2025, LHO and Virtus entered into a Joint Development, Leasehold Purchase, and Area of Mutual Interest Agreement (the “Farmout Program”). Pursuant to the Farmout Program, Virtus paid LHO $5,000,000 in cash in consideration of the farmout of LHO’s rights in the San Andres Formation in the GJF in which Virtus will own a 65% operated working interest (the “Assigned Interest”) and LHO retained a 35% non-operated working interest. In connection with such farmout, Virtus has agreed to conduct certain confirmatory evaluation studies and to fund, drill, complete, and equip three horizontal wells within the GJF, with LHO’s interest in such initial operations to be carried to the tanks by Virtus without cost by LHO. If further drilling is determined to be commercially viable by Virtus, Virtus will drill up to 12 additional horizontal wells targeting the GJF on or before December 31, 2030, to be completed on a “heads-up” basis meaning each party is responsible for their own expense interest subject to non-consent provisions of the applicable Joint Operating Agreement. If Virtus does not complete such drilling commitment by December 31, 2030, Virtus will be required to reassign to LHO all right, title and interest to the Assigned Interest, other than wellbores drilled by Virtus and other specified exceptions.

Furthermore, for five years following September 9, 2025, if either the ORRI Investor or Virtus acquire any oil, gas or mineral leasehold rights, wellbore interest, or other interests in oil gas, or mineral estate in certain designated sections of the GJF, then such party will be required to give the other party the option to participate in such acquisition up to its Subsequent AMI Participation Percentage (35% for LHO and 65% for Virtus).

The Farmout Program also provides for a mutual five-year right of first offer in the event that either of the parties determines to sell its interests that are subject to the Farmout Program to a third-party. If such right of first offer is exercised, the exercising party will have 45 days to negotiate in good faith and consummate the transaction for the sale of the offered interests in accordance with the material terms and conditions under which the selling party proposed to sell the offered interests.

The Company recorded the sale of the 65% operated working interest in the San Andres Formation in the GJF as a gain under ASC 932 as the Company had no cost basis assigned to these unproved reserves.

In connection with the Investor ORRI Agreement and the Farmout Program, the Company agreed to pay cash fees of $1,760,000 to consultants related to the closing of the transactions which were recognized as reductions to the gain on the sale of oil and gas properties. In addition, the Company issued 250,000 shares of common stock to a consultant related to the closing at a value of $87,250, which was also recorded as a reduction to the gain on the sale as discussed in Note 7. In aggregate, the Company recognized a gain of $13,379,040 on sale of properties during the year ended December 31, 2025.

South Justis Acquisition

On June 17, 2025, the Company and EON Energy, LLC (“EON Energy”), a wholly owned subsidiary, entered into a Purchase and Sale Agreement (the “PSA”) with WPP NM, L.L.C. and Northwest Central, L.L.C. (collectively the “Seller”) to acquire all of the Seller’s respective estates and mineral rights created by the oil and gas leases and mineral estates in the South Justis Field located in the Permian Basin in Lea County, New Mexico (the “Leases”), (ii) all oil, gas, water injection wells, water disposal and other wells located on the Leases or on lands pooled therewith, together with (iii) all of Seller’s interest in the rights, appurtenances, contracts, personal property, and records related thereto (collectively, the “Assets”). The transactions contemplated by the PSA were consummated at a closing held on June 20, 2025.

In consideration of EON Energy’s purchase of the Assets, the Company issued 1,000,000 shares of its Class A Common Stock. The number of shares are subject to adjustments following closing of the transactions as follows: (i) reduction by the proceeds received by the Seller between June 1, 2025 (the “Effective Date”) and June 20, 2025, (ii) reduction by any ad valorem and similar production taxes payable with respect to the Assets for all periods ending on or prior to the Effective Date to the extent not paid prior to June 20, 2025, (iii) reduction by an amount equal to the Allocated Values (as defined in the PSA) of any Assets affected by a Title Defect (as defined in the PSA), and (iv) increase by the value of all merchantable oil in storage above the pipeline connection at the Effective Date that is credited to the Assets.

The Company evaluated the transaction under ASC 805 and determined it was an asset acquisition, as substantially all of the fair value of assets acquired was concentrated in a group of similar assets, being the mineral rights of developed reserves. The Company assessed the purchase and noted the stock price on the date of the 1,000,000 shares of Class A Common Stock issuance was $0.55 on the closing date of June 20, 2025, resulting in a purchase price of $547,600, which will be assigned in full to the lease acquisition costs.

On June 20, 2025, LHO, entered into a Master Services Agreement (the “MSA”) with a contractor whereby the contractor agreed to provide workover services in the GJF operated by LHO and the South Justis Field acquired by EON Energy (the “Services”). The Company agreed to (i) prepay an initial $500,000 in cash to the contractor, which was paid in June 2025, and (ii) issue 1,000,000 shares of Class A Common Stock. The Company noted the stock price on the date of the 1,000,000 share issuance was $0.5476 on the closing date of June 20, 2025, resulting in fair market value of $547,600. The service related the portion associated with the Class A Common Stock has not been completed and is recorded as a prepaid asset as of December 31, 2025.

The Company recognized depreciation, depletion, and amortization expense totaling $3,170,092 and $2,407,098 for the year ended December 31, 2025 and 2024, respectively.